Commitments, contingent liabilities and guarantees - Additional Information (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Commitments and Contingencies [Abstract]
Liabilities due to central banks	€ 107.9	€ 81.6